Prepayments and Other Assets, Net - Schedule of Prepayments and Other Assets, Net (Details) - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Schedule of Prepayments and Other Assets, Net [Abstract]
Prepaid rents		$ 14,014	$ 6,068
Prepaid service fee	[1]	70,603	76,165
E-commerce business	[2]	4,176,707	9,374,020
Advance to employees	[3]	25,856	53,463
Security deposits		87,478	94,535
Equity investment disposition consideration receivable			21,211
Others	[4]	76,510	22,427
Prepayment and other assets, net		4,451,168	9,647,889
Prepayment and other current assets, net		4,451,168	9,647,889
Prepayments and other non-current assets, net

[1]	The prepaid service fee represents the prepayment for third-party services, that will be amortized within one year.
[2]	Prepayment for e-commerce business primarily included prepayments for goods purchase and advertising.
[3]	Advance to employees was provided to staff for travelling and business-related use and are expensed as incurred.
[4]	Others primarily included funds deposited in payment platforms such as Alipay and WeChat.